Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of (loss)/income before income taxes

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	23,514	103,301	(42,371)	(6,649)
Non-PRC	94,387	134,549	(317,544)	(49,830)
	117,901	237,850	(359,915)	(56,479)

Schedule of current and deferred components of income tax expense included in the consolidated statements of comprehensive (loss)/income

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current income tax expense	23,184	27,595	13,712	2,150
Deferred income tax benefit	(8,117)	2,253	(20,745)	(3,255)
	15,067	29,848	(7,033)	(1,105)

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss)/Income before income tax	117,901	237,850	(359,915)	(56,479)
PRC statutory tax rate	25%	25%	25%	25%
Income tax expense at PRC statutory tax rate of 25%	29,476	59,462	(89,979)	(14,120)
International rate differences	(6,001)	(11,379)	4,947	776
Share based compensation costs	—	—	87,527	13,735
Preferential rate differences	(13,977)	(10,258)	341	54
Research and development expenses	(3,375)	(3,108)	(1,432)	(225)
Non-deductible expenses	884	1,805	1,132	178
Non-taxable income	(1)	(25)	(58)	(9)
Statutory income/(expenses)	14,013	(11,690)	(19,489)	(3,058)
Changes in tax rate	(415)	—	—	—
Late payment surcharge	—	(50)	(33)	(5)
Changes in valuation allowance	(5,537)	5,091	10,011	1,569
	15,067	29,848	(7,033)	(1,105)

Schedule of significant components of deferred tax assets

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets, net
Tax losses	10,304	42,139	6,613
Depreciation	67	40	6
Accrued payroll expenses	1,572	754	118
Long-term investments impairment	2,700	1,620	254
Share of losses on equity method investments	794	525	82
Allowance for doubtful accounts	437	428	67
Less: valuation allowance	(9,667)	(18,554)	(2,911)
Deferred tax assets, net	6,207	26,952	4,229

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefit

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	447	2,183	1,430	224
Increase	1,736	—	317	50
Decrease	—	(753)	—	—
Balance at the end of the year	2,183	1,430	1,747	274